Amounts Included in Accumulated Other Comprehensive income (Loss) as Pension Liability Adjustments, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (1,562)	¥ (1,741)
Prior service credit	1,393	1,407
Pension liability adjustments, pre-tax	¥ (169)	¥ (334)